Other Non-Current Assets	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current assets [abstract]
Other Non-Current Assets	6. Other Non-Current Assets
Other non-current assets consisted of non-current restricted cash and financial assets held at fair value through profit or loss or through OCI.

	As of December 31,
(in thousands of $)	2025	2024	2023
Non-current restricted assets	$4,838	$1,964	$2,419
Non-current financial assets held at fair value through profit or loss	37,130	25,549	21,715
Non-current financial assets held at fair value through OCI	10,022	14,880	15,528
Total other non-current assets	$51,990	$42,393	$39,662
Non-current restricted assets on December 31, 2025 was mainly composed of deposit guarantees paid under the lease agreements for the laboratory and offices of the Company.
Non-current financial assets held at fair value through profit or loss is comprised of the profit share in AgomAb
Therapeutics NV. In March 2019, the Company entered into a license agreement with AgomAb Therapeutics NV for the use of HGF-mimetic SIMPLE Antibodies™, developed under the Company’s Immunology Innovative Program. In exchange for granting this license, the Company received a profit share in AgomAb Therapeutics NV. Since AgomAb
Therapeutics NV is a private company, the valuation of the profit share is based on the post-money valuation coming from its most recent financing round.
In October 2023, AgomAb Therapeutics NV secured €100 million as a result of a Series C financing round. The
Company’s profit share was diluted, but resulting in no change of the fair value. In October 2024, AgomAb Therapeutics
NV secured $89 million as a result of a Series D financing round.
The Company reassessed the fair value of the asset as of December 31, 2025 based on publicly available clinical announcements as of the reporting date.
Fair value changes on non-current financial assets with fair value through profit or loss are recognized in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss under
“Other operating income”.
As part of the license agreement for the development and commercialization for efgartigimod in Greater China, in 2021 the Company obtained, amongst others, 568,182 newly issued Zai Lab shares calculated at a price of €132 per share. The fair value of the equity instrument at reporting date is determined by reference to the closing price of such securities at each reporting date (classified as level 1 in the fair value hierarchy). The Company made the irrevocable election to recognize subsequent changes in fair value through OCI under “Fair value gain/(loss) on investments in equity instruments designated as at FVTOCI”.
The table below illustrates these non-current financials assets at fair value through profit or loss or OCI:

	As of December 31,
(in thousands of $)	2025	2024	2023
Cost on January 1	$76,659	$76,659	$76,659
Additions of the year	—	—	—
Cost on December 31	$76,659	$76,659	$76,659

Fair value adjustments on January 1	$(36,230)	$(39,416)	$(37,501)
Fair value adjustment of the year through profit or loss	11,581	3,834	—
Fair value adjustment of the year through OCI	(4,858)	(648)	(1,915)
Fair value adjustment on December 31	$(29,507)	$(36,230)	$(39,416)

Net book value on December 31	$47,152	$40,429	$37,243